PGIM 60 40 Allocation Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PGIM 60 40 Allocation Fund | R6
Prospectus [Line Items]
Annual Return [Percent]	16.20%	18.93%	(15.64%)	16.37%	10.69%	22.25%	(4.09%)